Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	DEFR14A
Entity Registrant Name	Aspira Women’s Health Inc.
Entity Central Index Key	0000926617
Amendment Flag	true
Amendment Description	Amendment No. 1